Property, plant and equipment (Details 2) (Parenthetical) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Depreciation expense	$ 100,696,200	$ 96,959,401
Agricultural Assets [Member]
Statement [Line Items]
Depreciation expense	$ 1,627,791	$ 767,725